Property and Equipment,Net (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Electronic equipment	86,939	80,811
Software	18,656	18,656
Leasehold improvement	11,620	6,319
Furniture and office equipment	1,838	1,740
Total	119,053	107,526
Less: accumulated depreciation	(81,702)	(77,618)
Less: accumulated impairment loss	(5,338)	(3,498)
	32,013	26,410